Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	¥ 2,041,170	¥ 1,718,297
Time deposits	180,207	106,700
Marketable securities	2,046,877	1,445,663
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥15,875 million in 2013 and ¥18,780 million in 2014	2,036,232	1,971,659
Finance receivables, net	5,628,934	5,117,660
Other receivables	351,182	432,693
Inventories	1,894,704	1,715,786
Deferred income taxes	866,386	749,398
Prepaid expenses and other current assets	672,014	527,034
Total current assets	15,717,706	13,784,890
Noncurrent finance receivables, net	8,102,294	6,943,766
Investments and other assets
Marketable securities and other securities investments	6,765,043	5,176,582
Affiliated companies	2,429,778	2,103,283
Employees receivables	44,966	53,741
Other	736,388	569,816
Total investments and other assets	9,976,175	7,903,422
Property, plant and equipment
Land	1,314,040	1,303,611
Buildings	4,073,335	3,874,279
Machinery and equipment	10,381,285	9,716,180
Vehicles and equipment on operating leases	3,709,560	3,038,011
Construction in progress	286,571	291,539
Total property, plant and equipment, at cost	19,764,791	18,223,620
Less - Accumulated depreciation	(12,123,493)	(11,372,381)
Total property, plant and equipment, net	7,641,298	6,851,239
Total assets	41,437,473	35,483,317
Current liabilities
Short-term borrowings	4,830,820	4,089,528
Current portion of long-term debt	2,949,663	2,704,428
Accounts payable	2,213,218	2,113,778
Other payables	845,426	721,065
Accrued expenses	2,313,160	2,185,537
Income taxes payable	594,829	156,266
Other current liabilities	933,569	941,918
Total current liabilities	14,680,685	12,912,520
Long-term liabilities
Long-term debt	8,546,910	7,337,824
Accrued pension and severance costs	767,618	766,112
Deferred income taxes	1,811,846	1,385,927
Other long-term liabilities	411,427	308,078
Total long-term liabilities	11,537,801	9,797,941
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2013 and 2014; issued: 3,447,997,492 shares in 2013 and 2014	397,050	397,050
Additional paid-in capital	551,308	551,040
Retained earnings	14,116,295	12,689,206
Accumulated other comprehensive income (loss)	528,161	(356,123)
Treasury stock, at cost, 280,568,824 shares in 2013 and 278,231,473 shares in 2014	(1,123,666)	(1,133,138)
Total Toyota Motor Corporation shareholders' equity	14,469,148	12,148,035
Noncontrolling interests	749,839	624,821
Total shareholders' equity	15,218,987	12,772,856
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 41,437,473	¥ 35,483,317